Taxation	6 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
Taxation	5. TAXATION
The Santander UK group’s effective tax rate for H123 was 26.9% (H122: 23.5%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:
For the Half Year to

	30 June 2023	30 June 2022
	£m	£m
Profit before tax	1,173	993
Tax calculated at a tax rate of 23.5% (H122:19%)	276	189
Bank surcharge on profits	45	70
Non-deductible preference dividends paid	5	5
Non-deductible UK Bank Levy	9	8
Non-deductible conduct remediation, fines and penalties	4	(1)
Other non-deductible costs and non-taxable income	(4)	6
Effect of change in tax rate on deferred tax provision	—	(22)
Tax relief on dividends in respect of other equity instruments	(20)	(22)
Tax charge	315	233
Interim period corporation tax is accrued based on the estimated average annual effective corporation tax for the year of 26.9% (H122: 25.7% before including the impact of the reduction in the bank surcharge substantively enacted in Q1 2022). See Note 9 to the Consolidated Financial Statements in the 2022 Annual Report for further details of changes in tax rates.
On 20 June 2023, Finance (No.2) Act 2023 was substantively enacted in the UK, introducing a global minimum effective tax rate of 15%. The legislation implements a domestic top-up tax and a multinational top-up tax, effective for accounting periods starting on or after 31 December 2023.